UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
                         --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

     /s/ Daniel J. Barach           New York, NY              11/14/2005
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:       $106,562 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7         COLUMN 8
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                                                          VALUE       SHRS OR   SH/  INVESTMENT    OTHER             VOTING
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)     PRN AMT   PRN  DISCRETION   MANAGERS         AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
BON-TON STORES INC              COM            09776J101   11,769     606,000   SH      Sole                 606,000
CHICOS FAS INC                  COM            168615102    7,910     214,940   SH      Sole                 214,940
CELESTICA INC                   SUB VTG SHS    15101Q108    2,767     244,611   SH      Sole                 244,611
CHIQUITA BRANDS INTL INC        COM            170032809    2,795     100,000   SH      Sole                 100,000
DENDREON CORP                   COM            24823Q107    5,310     791,342   SH      Sole                 791,342
ECI TELECOM LTD                 ORD            268258100    3,388     405,744   SH      Sole                 405,744
ENZON PHARMACEUTICALS INC       COM            293904108    3,960     600,000   SH      Sole                 600,000
GOODYS FAMILY CLOTHING INC      COM            382588101    2,056     271,638   SH      Sole                 271,638
GUILFORD PHARMACEUTICALS INC    COM            401829106    3,286     900,212   SH      Sole                 900,212
HUMAN GENOME SCIENCES INC       COM            444903108    4,077     300,000   SH      Sole                 300,000
INCYTE CORP                     COM            45337C102    1,645     350,000   SH      Sole                 350,000
INFOCUS CORP                    COM            45665B106    5,295   1,534,866   SH      Sole               1,534,866
IRVINE SENSORS CORP             COM NEW        463664508    2,388     915,000   SH      Sole                 915,000
IVILLAGE INC                    COM            46588H105   18,053   2,486,620   SH      Sole               2,486,620
MANUGISTICS GROUP INC           COM            565011103    1,823     920,595   SH      Sole                 920,595
MPS GROUP INC                   COM            553409103    2,549     216,000   SH      Sole                 216,000
MICROSOFT CORP                  COM            594918104    2,573     100,000   SH      Sole                 100,000
NEOPHARM INC                    COM            640919106    2,608     210,284   SH      Sole                 210,284
REWARDS NETWORK INC             COM            761557107    3,130     458,200   SH      Sole                 458,200
SAVIENT PHARMACEUTICALS INC     COM            80517Q100    1,577     418,325   SH      Sole                 418,325
SBS BROADCASTING SA             ORD            L8137F102    2,718      50,000   SH      Sole                  50,000
SONICWALL INC                   COM            835470105    3,475     547,194   SH      Sole                 547,194
THIRD WAVE TECHNOLOGIES INC     COM            88428W108    3,621     731,561   SH      Sole                 731,561
TOLLGRADE COMMUNICATIONS INC    COM            889542106    2,223     262,792   SH      Sole                 262,792
TUMBLEWEED COMMUNICATIONS CO    COM            899690101    3,792     896,529   SH      Sole                 896,529
TRIMERIS INC                    COM            896263100      874      57,006   SH      Sole                  57,006
VIRAGEN INC                     COM NEW        927638403      900   1,800,000   SH      Sole               1,800,000
